Equity Activity (Tables)	12 Months Ended
Dec. 31, 2021
Equity Activity
Reclassifications and taxes related to items of other comprehensive income

($ in millions)
	Before Tax	Tax (Expense)/	Net of Tax
For the year ended December 31, 2021:	Amount	Benefit	Amount
Other comprehensive income/(loss)
Foreign currency translation adjustments	$987	$(414)	$573
Net changes related to available-for-sale securities
Unrealized gains/(losses) arising during the period	$0	$0	$0
Reclassification of (gains)/losses to other (income) and expense	—	—	—
Total net changes related to available-for-sale securities	$0	$0	$0
Unrealized gains/(losses) on cash flow hedges
Unrealized gains/(losses) arising during the period	$344	$(89)	$256
Reclassification of (gains)/losses to:
Cost of services	(43)	11	(32)
Cost of sales	16	(3)	13
Cost of financing	22	(6)	17
SG&A expense	24	(6)	19
Other (income) and expense	157	(40)	118
Interest expense	65	(16)	49
Total unrealized gains/(losses) on cash flow hedges	$587	$(149)	$438
Retirement-related benefit plans(1)
Prior service costs/(credits)	$(51)	$(1)	$(52)
Net (losses)/gains arising during the period	2,433	(601)	1,832
Curtailments and settlements	94	(11)	83
Amortization of prior service (credits)/costs	9	0	9
Amortization of net (gains)/losses	2,484	(528)	1,956
Total retirement-related benefit plans	$4,969	$(1,140)	$3,828
Other comprehensive income/(loss)	$6,542	$(1,703)	$4,839

(1)These AOCI components are included in the computation of net periodic pension cost. Refer to note W, “Retirement-Related Benefits,” for additional information.

($ in millions)
	Before Tax	Tax (Expense)/	Net of Tax
For the year ended December 31, 2020:	Amount	Benefit	Amount
Other comprehensive income/(loss)
Foreign currency translation adjustments	$(1,500)	$535	$(965)
Net changes related to available-for-sale securities
Unrealized gains/(losses) arising during the period	$(1)	$0	$0
Reclassification of (gains)/losses to other (income) and expense	—	—	—
Total net changes related to available-for-sale securities	$(1)	$0	$0
Unrealized gains/(losses) on cash flow hedges
Unrealized gains/(losses) arising during the period	$(349)	$89	$(261)
Reclassification of (gains)/losses to:
Cost of services	(23)	6	(18)
Cost of sales	(2)	1	(2)
Cost of financing	27	(7)	20
SG&A expense	0	0	0
Other (income) and expense	(101)	25	(75)
Interest expense	78	(20)	58
Total unrealized gains/(losses) on cash flow hedges	$(370)	$94	$(277)
Retirement-related benefit plans(1)
Prior service costs/(credits)	$(37)	$7	$(29)
Net (losses)/gains arising during the period	(1,678)	295	(1,383)
Curtailments and settlements	52	(14)	38
Amortization of prior service (credits)/costs	13	(1)	12
Amortization of net (gains)/losses	2,314	(451)	1,863
Total retirement-related benefit plans	$664	$(163)	$501
Other comprehensive income/(loss)	$(1,206)	$466	$(740)

(1)These AOCI components are included in the computation of net periodic pension cost. Refer to note W, “Retirement-Related Benefits,” for additional information.

($ in millions)
	Before Tax	Tax (Expense)/	Net of Tax
For the year ended December 31, 2019:	Amount	Benefit	Amount
Other comprehensive income/(loss)
Foreign currency translation adjustments	$(39)	$29	$(10)
Net changes related to available-for-sale securities
Unrealized gains/(losses) arising during the period	$1	$0	$1
Reclassification of (gains)/losses to other (income) and expense	—	—	—
Total net changes related to available-for-sale securities	$1	$0	$1
Unrealized gains/(losses) on cash flow hedges
Unrealized gains/(losses) arising during the period	$(689)	$167	$(522)
Reclassification of (gains)/losses to:
Cost of services	(68)	17	(50)
Cost of sales	(51)	15	(37)
Cost of financing	89	(22)	67
SG&A expense	(53)	14	(39)
Other (income) and expense	(39)	10	(29)
Interest expense	197	(50)	148
Total unrealized gains/(losses) on cash flow hedges	$(614)	$151	$(463)
Retirement-related benefit plans(1)
Prior service costs/(credits)	$(73)	$10	$(63)
Net (losses)/gains arising during the period	(120)	52	(68)
Curtailments and settlements	41	(12)	29
Amortization of prior service (credits)/costs	(9)	5	(4)
Amortization of net (gains)/losses	1,843	(371)	1,471
Total retirement-related benefit plans	$1,681	$(316)	$1,365
Other comprehensive income/(loss)	$1,029	$(136)	$893

(1)These AOCI components are included in the computation of net periodic pension cost. Refer to note W, “Retirement-Related Benefits,” for additional information.

Accumulated other comprehensive income/(loss) (net of tax)

($ in millions)
				Net Change	Net Unrealized
	Net Unrealized	Foreign		Retirement-	Gains/(Losses)	Accumulated
	Gains/(Losses)	Currency		Related	on Available-	Other
	on Cash Flow	Translation		Benefit	For-Sale	Comprehensive
	Hedges	Adjustments	*	Plans	Securities	Income/(Loss)
December 31, 2018	$284	$(3,690)		$(26,083)	$0	$(29,490)
Other comprehensive income before reclassifications	(522)	(10)		(131)	1	(663)
Amount reclassified from accumulated other comprehensive income	59	—		1,496	—	1,556
Total change for the period	(463)	(10)		1,365	1	893
December 31, 2019	(179)	(3,700)		(24,718)	0	(28,597)
Other comprehensive income before reclassifications	(261)	(965)		(1,412)	0	(2,638)
Amount reclassified from accumulated other comprehensive income	(16)	—		1,914	—	1,898
Total change for the period	(277)	(965)		501	0	(740)
December 31, 2020	(456)	(4,665)		(24,216)	0	(29,337)
Other comprehensive income before reclassifications	256	573		1,780	0	2,608
Amount reclassified from accumulated other comprehensive income	183	—		2,049	—	2,231
Separation of Kyndryl**	—	730		534	—	1,264
Total change for the period	438	1,303		4,362	0	6,103
December 31, 2021	$(18)	$(3,362)		$(19,854)	$(1)	$(23,234)

*	Foreign currency translation adjustments are presented gross except for any associated hedges which are presented net of tax.

** Refer to note C, “Separation of Kyndryl,” for additional information.